Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,570,067
Previously Paid Amount	7,742.19
Total Fee Amount	7,742.19
Total Offset Amount	0
Net Fee	$ 0